Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Equity Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2016